Long-term investments (Tables)	12 Months Ended
Dec. 31, 2020
Long-term investments
Schedule of Long-Term Investments

(In thousands)	December 31, 2019	December 31, 2020
Equity interests without a readily determinable fair value:
Balance at beginning of the year	33,638	26,365
Additions	2,838	—
Disposal	(1,055)	—
Net unrealized gains on investments held	10,907	794
Exchange difference	(132)	369
Less: impairment loss on long-term investments	(19,831)	(794)
Balance at end of the year	26,365	26,734

Total long-term investments	26,365	26,734

Schedule of Equity Investments, Percentage of Ownership of Common Share

Details of the Group's ownership of the long-term investments are as follows:

	Percentage of ownership of
	shares as of December 31,
Investee	2019	2020
Equity method investments:
Zhuhai Qianyou Technology Co., Ltd.	19.00%	19.00%
Shenzhen Mojingou Information Services Co., Ltd. (formerly named as “Xunlei Big Data Information Service Co., Ltd.”).	28.77%	28.77%
Equity interests without a readily determinable fair value: Guangzhou Yuechuan Network Technology Co., Ltd.	9.30%	9.30%
Shanghai Guozhi Electronic Technology Co., Ltd.	16.80%	16.80%
Guangzhou Hongsi Network Technology Co., Ltd.	19.90%	19.90%
Chengdu Diting Technology Co., Ltd.	12.74%	12.74%
Xiamen Diensi Network Technology Co., Ltd.	14.25%	14.25%
11.2 Capital I, L.P.	2.03%	2.03%
Cloudtropy	9.69%	9.69%
Tianjin Kunzhiyi Network Technology Co., Ltd. (note a)	19.90%	N/A
Shanghai Lexiang Technology Co., Ltd. ("Shanghai Lexiang") (note b)	13.54%	7.81%
Hangzhou Feixiang Data Technology Co., Ltd.	28.00%	28.00%
Shenzhen Meizhi Interactive Technology Co., Ltd.	9.40%	9.40%
Beijing Yunhui Tianxia Technology Co., Ltd.	13.70%	13.70%
Yingshi Innovation Technology Co., Ltd. (formerly named as “Shenzhen Arashi Vision Interactive Technology Co., Ltd.” or “Insta360”)	8.73%	8.73%
Beijing Cloudin Technology Limited Co., Ltd.	4.12%	4.12%
Quanxun Huiju Networking Technology (Beijing) Co., Ltd.	5.40%	5.40%

10.          Long-term investments (Continued)

Notes :

(a)	The company has been deregistered in May 2020.
(b)

In October 2020, the Group disposed 4.82% of the equity interest in Shanghai Lexiang, for which full impairment have been provided in December 2019, at a consideration of USD 268,000. The remaining equity interest in Shanghai Lexiang was remeasured based on this observable price change from the disposal, a fair value gain of USD 794,000 was recognized accordingly.

The Group recognized impairment against this investment of USD 794,000 as of December 31, 2020, after considering Shanghai Lexiang’s operation performance, financial and liquidity position after the above transaction.